Convertible Notes Payable - Related Party (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 23, 2020	Jun. 08, 2020	Mar. 12, 2020	Sep. 26, 2019	Jun. 29, 2018	Jan. 03, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 25, 2015	Nov. 20, 2015	Aug. 13, 2015	Jul. 24, 2015	May 15, 2015	Dec. 27, 2014
Amortization of debt discount						$ 136,164	$ 5,038	$ 2,466	$ 0
Accrued interest													$ 26,373
Convertible debt			$ 376,373	$ 376,373		$ 376,373		$ 376,373
Interest rate									3.00%					8.00%		3.00%
Common stock issued			74,225,141	74,250,151		74,250,151		74,225,141	69,854,141						5,505,200
Convertible Debt - Related Party
Common stock issued															973,946
Value of notes converted															$ 414,476
Loss on conversion of debt															$ 58,300
Convertible Debt
Interest expense				$ 73,562	$ 80,912	$ 103,151	113,434	$ 16,739	$ 6,250
Amortization of debt discount				0	3,750	0	7,500	2,466	$ 0
Accrued interest			$ 200	10,483		10,483		200					$ 26,373
Convertible debt												$ 105,000							$ 100,000		$ 50,000	$ 500,000	$ 35,000	$ 150,000
Maturity date												Mar. 12, 2021							Nov. 24, 2016		Aug. 12, 2016	Feb. 16, 2030	Apr. 30, 2016	Dec. 31, 2015
Interest rate												8.00%							10.00%		10.00%	3.00%	10.00%	10.00%
Convertible price per share																			$ 1.00		$ 1.00	$ 0.10	$ 1.00	$ 1.00
Common stock issued													1,500,000		563,063
Value of notes converted													$ 123,627		$ 236,104
Convertible Notes Payable Related Party [Member]
Interest expense				73,562	80,912	103,151	113,434
Amortization of debt discount				0	$ 3,750	0	$ 7,500
Accrued interest			$ 200	$ 10,483		$ 10,483		$ 200
Chief Executive Officer | Convertible Debt
Convertible debt																$ 20,000	$ 15,000	$ 120,000		$ 5,000
Interest rate																10.00%	10.00%	10.00%		10.00%
Convertible price per share																$ 0.40	$ 0.40	$ 1.00		$ 0.40
Chief Executive Officer | Convertible Debt (2)
Convertible debt																	$ 10,000
Interest rate																	10.00%
Convertible price per share																	$ 0.40
Securities Purchase Agreement [Member]
Number of warrants sold			100,000
Proceeds from sale of warrants			$ 100,000
Securities Purchase Agreement [Member] | Convertible Debt
Convertible debt										$ 150,000	$ 165,000
Maturity date										Jun. 19, 2021
Interest rate										12.00%	12.00%
Convertible price per share										$ 1.30	$ 0.75
Common stock issued										115,385	36,666
Securities Purchase Agreement [Member] | Kettner Investments
Number of warrants sold		100,000
Proceeds from sale of warrants		$ 100,000
Securities Purchase Agreement [Member] | Chief Executive Officer
Number of warrants sold	50,000
Proceeds from sale of warrants	$ 50,000